CONDENSED STATEMENT OF STOCKHOLDERS' DEFICIT (UNAUDITED) - USD ($)	Total	Common Stock	Paid-In Capital	Accumulated Deficit	Series A, Preferred Shares	Series B, Preferred Shares
Balance, amount at Dec. 31, 2023	$ 188,875	$ 22	$ 5,025,609	$ (4,837,256)	$ 0	$ 500
Shares, Issued at Dec. 31, 2023		215,342			10,000	5,000,000
Net loss	(571,534)			(571,534)	$ 0
Balance, shares at Dec. 31, 2024		215,342			10,000	5,000,000
Balance, amount at Dec. 31, 2024	(382,659)	$ 22	5,025,609	(5,408,790)	$ 0	$ 500
Net loss	(12,978)			(12,978)
Balance, shares at Mar. 31, 2025		215,342			10,000	5,000,000
Balance, amount at Mar. 31, 2025	(395,637)	$ 22	5,025,609	(5,421,768)	$ 0	$ 500
Balance, amount at Dec. 31, 2024	(382,659)	$ 22	$ 5,025,609	(5,408,790)	$ 0	$ 500
Shares, Issued at Dec. 31, 2024		215,342			10,000	5,000,000
Net loss	$ (46,402)			$ (46,402)
Balance, shares at Dec. 31, 2025	0	215,342	0	0	10,000	5,000,000
Balance, amount at Dec. 31, 2025	$ (429,061)	$ 22	$ 5,025,609	$ (5,455,192)	$ 0	$ 500
Net loss	(33,688)			(33,688)
Balance, shares at Mar. 31, 2026		215,342			10,000	5,000,000
Balance, amount at Mar. 31, 2026	$ (462,749)	$ 22	$ 5,025,609	$ (5,488,880)	$ 0	$ 500